Loss Per Share	6 Months Ended
Jun. 30, 2021
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 9 - LOSS PER SHARE:

a.	Basic Basic loss per share is calculated by dividing the loss attributable to Company’s owners by the weighted average number of issued ordinary shares in issue.

	Six-month period ended June 30
	2021	2020

Loss attributable to Company’s owners (U.S. dollars in thousands)	(4,883)	(1,544)
The weighted average of the number of issued ordinary shares (in thousands(	24,637	4,982
Basic loss per share (U.S. dollar)	(0.20)	(0.31)

b.

Diluted

The Company adjusts the loss attributable to holders of ordinary shares and the weighted average number of shares in issue, to reflect the effect of all potentially dilutive ordinary shares, as follows: The Company adds to the weighted average number of shares in issue that was used to calculate the basic loss per share, the weighted average of the number of shares to be issued assuming that all shares that have a potentially dilutive effect would be converted into shares, and adjusts net loss attributable to holders of the Company’s ordinary shares to exclude any profits or losses recorded during the period with respect to potentially dilutive shares. The potential shares, as mentioned above, are only taken into account in cases where their effect is dilutive (reducing the earnings per share or increasing the loss per share).

	Six-month period ended June 30
	2021	2020

Loss attributable to the Company’s owners, used in computation of basic loss per share (U.S. dollars in thousands)	(4,883)	(1,544)
Adjustment in respect of the finance income relating to financial instruments (U.S. dollars in thousands)	-	(2,826)
	(4,883)	(4,370)

The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands)	24,637	4,982
Adjustment in respect of incremental shares assuming the conversion to financial instruments (in thousands)		1,991
	24,637	6,973
Diluted loss per share (U.S. dollar)	(0.20)	(0.63)

When calculating the diluted loss per share for the six-month period ended June 30, 2020, the Company accounted for the dilutive effect of the derivative financial instruments and the convertible debentures. Other financial instruments were not accounted for when calculating the diluted loss per share since their effect, on a fully diluted basis, is anti-dilutive.